KALA INVESTMENT CORP.
                        REPORT TO STOCKHOLDERS
                         FINANCIAL STATEMENTS
                 YEARS ENDED OCTOBER 31, 1998 AND 1997






                              CONTENTS
                                                                  PAGE


INDEPENDENT AUDITOR'S REPORT 	                                     1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES								                                         2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)           						                                     3

STATEMENTS OF CHANGES IN NET ASSETS				                            4

STATEMENTS OF CASH FLOWS						                                     5

NOTES TO FINANCIAL STATEMENTS					                                6-14






                               Stuart M. Fried
                         Certified Public Accountant
                              11 Twin Brook Road
                          West Caldwell, N.J.  07006
                                (973) 226 4006



To the Board of Directors and
Stockholders of Kala Investment Corp.



We have audited the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of October 31, 1998 and 1997, and the related statements of operations, undistributed net income (loss), statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kala Investment Corp. as of October 31, 1998 and 1997, and the results of its operations and the changes in its net assets for the years then ended in conformity with generally accepted accounting principles.




                                                      STUART M. FRIED, CPA
W. Caldwell, New Jersey
December 8, 1998





                                                         STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                       STATEMENTS OF ASSETS, LIABILITIES
                            AND CAPITAL SECURITIES



                           									ASSETS

                                                    YEAR ENDED OCTOBER 31,
                             																       1998             1997

INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $7,181,921 and $7,293,716)	  					            $ 7,291,343 		   $ 7,340,069
Investment in HSBC NY tax free fund                344,367          226,551
Cash and cash equivalents	    					       	         39,072            6,230
Interest receivable	      								                 144,518 			      163,314
Prepaid expense	         									                   3,878 	          3,905
															                                -----------      -----------
		                                													$ 7,823,178 		   $ 7,740,069
                                               ===========      ===========


                						LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
   Dividends payable								                   $   113,725 		   $    81,974
   Accrued expenses	         								               10,087 	         10,636
                                               -----------      -----------
                              	         											123,812 		        92,610
                                               -----------      -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
   Class A common 200 shares
    authorized and issued -
    no par
   Class B common 40,000 shares
    Authorized, 26,622 -
    no par 	       										                      	34,627			        34,627

Retained earnings	   										                  7,566,479 			    7,564,749

Undistributed net income	                  						  (11,159)           1,730
Unrealized (depreciation) appreciation
of investments	                  								          109,419           46,353
                                               -----------      -----------
Total Stockholders' Equity
(equivalent to $287.05 per
share at 10/31/98 and 285.12
per share at 10/31/97          							          	7,699,366 		     7,647,459
                                               -----------      -----------

														                                 $ 7,823,178      $ 7,740,069
                                               ===========      ===========


The accompanying notes are an integral part of these financial statements.

                                                        STUART M. FRIED, CPA



                         KALA INVESTMENT CORP.
                       STATEMENTS OF OPERATIONS
                    UNDISTRIBUTED NET INCOME (LOSS)



                                                 YEAR ENDED 	OCTOBER 31,
                          											 			         1998             1997

INVESTMENT INCOME:

 INCOME:
Interest income										                  			 $342,877         $352,080
Interest income - tax refund                      2,078                0
                                               --------         --------
                                               $344,955         $352,080
                                               --------         --------

 EXPENSES:
Custodial fees (note 4)	              									   6,421            6,750
Audit fees	      												                     2,500            2,500
Legal fees	      												                    11,204           16,002
Taxes other than income taxes(net refund)       (22,098)          12,010
Office expense	      											                  7,111            6,835
Printing and stationery	                            806              623
Filing and director's fees	         								        250              850
Insurance	                         												   4,002            3,998
														                            	   ---------        ---------
 														                        								  10,196           49,568
                                              ---------        ---------

INVESTMENT INCOME	  	                										 334,759          302,512

Net realized gain (loss) from
 investment transactions	                       (12,989)          (1,053)
                                              ---------        ---------

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX	  											               321,770          301,459
Less: Federal income taxes	         							       1,678              229
                                              ---------        ---------

NET INVESTMENT INCOME	                   						 320,092          301,230

Less: Dividends paid	  	              									 331,251          299,500
                                              ---------        ---------

UNDISTRIBUTED NET INCOME	(LOSS)    								   $ (11,159)       $   1,730
                                              =========        =========

UNREALIZED APPRECIATION OF INVESTMENTS          109,419           46,353
                                              =========        =========


The accompanying notes are an integral part of these financial statements.

                                                        STUART M. FRIED, CPA

                         KALA INVESTMENT CORP.
                  STATEMENTS OF CHANGES IN NET ASSETS






                                                  YEAR ENDED OCTOBER 31,
                                                   1998            1997

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net										             $  333,081      $  302,283
Net realized gain (loss) on investments	       		(12,989)         (1,053)
Change in unrealized appreciation           		    63,066          26,558
                                              ----------      ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	     									                   383,158         327,788

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME	                           331,251         299,500
                                              ----------      ----------

TOTAL INCREASE (DECREASE)	                        51,907          28,288

NET ASSETS BEGINNING OF PERIOD	  						      	 7,647,459       7,619,171
                                              ----------      ----------

NET ASSETS END OF PERIOD (including
undistributed net loss of $11,159
undistributed net income of $1,730
respectively)	                    		          $7,699,366      $7,647,459
                                												  ==========      ==========


DIVIDENDS PER SHARE					                   						$ 12.35         $ 11.17
                               													  ==========      ==========













The accompanying notes are an integral part of these financial statements.

                                                       STUART M. FRIED, CPA



                            KALA INVESTMENT CORP.
                          STATEMENTS OF CASH FLOWS


                                                 YEAR ENDED OCTOBER 31,
                                													     1998           1997


CASH FLOWS FROM OPERATING ACTIVITIES:
 Net income 						                      								$320,092       $301,230
 Adjustments to reconcile net income
 to net cash provided by operating  activities:
 Realized (gain) loss from investment
  transactions included in net income	    					  12,989           1,053
 	 Changes in assets and liabilities:
(Increase) Decrease in securities
 at fair market value	  									                48,726         195,226
(Increase) Decrease in NationsBank tax
    exempt fund	   	                         		       0          18,266
(Increase) Decrease in HSBC NY tax free fund   (117,816)       (226,551)
(Increase) Decrease in interest receivable 				  18,796           3,726
(Increase) Decrease in prepaid expenses 	  				      27              (8)
Increase (Decrease) in accrued expenses	  					    (549)          4,346
                                               --------         -------

NET CASH PROVIDED BY OPERATING ACTIVITIES	  			 282,265         297,288
                                               --------        --------

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase (Decrease) in unrealized
 of investments             	    											     63,066          26,555
Realized gain (loss) from investment
 transactions	                                  (12,989)         (1,053)
                                               --------        --------
NET CASH USED BY
 INVESTING ACTIVITIES	   					             					 50,077         25,502
                                               --------        --------
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	                  											   (299,500)       (319,644)
                                               --------        --------
NET INCREASE (DECREASE) IN CASH
 AND CASH EQUIVALENTS 	      								          	 32,842           3,146

CASH AND CASH EQUIVALENTS -
 BEGINNING OF PERIOD      	      		       						  6,230           3,084

CASH AND CASH EQUIVALENTS - END OF PERIOD				  $ 39,072        $  6,230
		                            													    ========        ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION

Cash paid during the period for:
 Income taxes												                      $    100        $      0


The accompanying notes are an integral part of these financial statements.

                                                      STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 1998




1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S.
Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a)	Investments are valued by the Custodian.  These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

(b)	It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.


(c)	Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d)	Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e) Interest receivable on investment in securities is computed daily.

                                                        STUART M. FRIED, CPA



                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1998



(f) Amortization Method - The municipal bonds are amortized over the life of the bonds.
    As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier.


(g) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at October 31, 1998:

	Unrealized appreciation of bonds totaled           $ 144,128
	Unrealized depreciation of bonds totaled             (34,709)
                                                    ---------
	Net unrealized appreciation of investments	        $ 109,419
                                                    ---------

2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $3,792,2955 (which included purchases of HSBC NY tax exempt fund of $1,396,804) for the year ended October 31, 1998 and $3,147,497 (which included purchases of HSBC NY tax exempt fund of $346,681 and purchases of NationsBank tax exempt fund of $1,228,946) for the year ended October 31, 1997. Sales of securities amounted to $3,640,938 (which included sales of HSBC NY tax exempt fund of $120,130 and sales of NationsBank tax exempt fund of $1,278,988) for the year ended October 31, 1998 and $3,047,820 (which included sales of HSBC
NY tax exempt fund of $120,130 and sales of NationsBank tax exempt fund of $1,247,212) for the year ended October 31, 1997.

                                                      STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 1998


3. DISTRIBUTIONS

The Company distributed income of $331,251 ($12.35 per share) as of October 31, 1998 and $299,500 ($11.17 per share) for the year ended October 31, 1997 in the form of dividends.

4. CUSTODIAL FEES

On August 15, 1997 the custodial agreement was transferred to Marine Midland Bank. Marine Midland Bank (the Custodian) will charge a custodial fee of:

        .25% on the first $500,000 face value of bonds per $1,000
        .125% on the next $1,000,000 face value of bonds per $1,000 .625% on amounts over $1,500,000 face value of bonds per $1,000

The minimum charge is $1,000. Additional charges will include $20 for each security transaction.

During the year ended October 31, 1998, the Company was charged an aggregate of $6,241 and $6,750 for the year ended October 31, 1997.


5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $0 and $600 for the years ended October 31, 1998 and 1997.

6. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:

                                                      STUART M. FRIED, CPA


                            KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                              OCTOBER 31, 1998



                                                 YEAR ENDED OCTOBER 31,
                  			        														         1998           1997

Investment income										                   $    12.86     $    13.12
Operating expenses	                      								    .38           1.84
                                              ----------     ----------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX	        										                     12.48          11.28

FEDERAL INCOME TAX	                       							    .06              0
                                              ----------     ----------

INVESTMENT INCOME - NET	        	          						  12.42          11.28

Dividends to shareholders	        		         				  12.35          11.17
                                              ----------     ----------

                                												         .07            .11
Realized and unrealized gain
(loss) on investments - net	                        1.88            .95
                                              ----------     ----------

CHANGE IN NET VALUE	                                1.95           1.06

NET ASSET VALUE:
  Beginning of period	                            285.12         284.06
                                              ----------     ----------

  End of period	                              $   287.07     $   285.12
			                               											 ==========     ==========


Ratio of operating expenses
 to average net assets	          			            			.001%           .64%

Ratio of investment income
 net to average net assets	        			         	   4.32%          4.60%

Portfolio turnover	                        							30.61%         20.57%

Number of shares outstanding
 at end of period	    								                    26,822 		      26,822

                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1998



8.  INVESTMENT IN SECURITIES

                             													PRINCIPAL		  AMORTIZED		  MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST  			    VALUE

ISSUE

Austin Tex Util Sys Rev MBIA
DTD 7/15/89 9.25% Due 11/15/01
Unrefunded balance-Comb Pr Lien
Non Callable                               235,000      267,512      272,020

Austin Tex Util Sys Rev MBIA
DTD 4/15/86 8.00% Due 11/15/16
Comb Pr Lien                               100,000      108,156      110,542

Battery Pk City Auth NY Rev-RFDG
Ser B-book Entry Only
DTD 11/15/93 4.50% Due 11/01/98
Non Callable   									                   275,000	     275,000      275,011

Bexar County Texas CTFS Oblig
Go Bond- PRFD
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100	  								              620,000	     649,969      671,882

Dallas Texas Wtrwks & Swr Sys Rev
DTD 4/01/95 7.50% Due 4/01/03
RFDG & Impt-Non Callable     	  					      150,000      165,628      169,535

Dallas Texas Wtrwks & Swr Sys	Rev
DTD 9/01/96 8.00% Due 10/01/01
RFDG & Impt-Callable 4/01/02 @ 101.50      250,000      272,348      279,477

                                                        STUART M. FRIED, CPA



	                             KALA INVESTMENT CORP.
	                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1998





													                             PRINCIPAL	   AMORTIZED   	MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST 			     VALUE

ISSUE

Garland Tex MBIA
DTD 3/15/97 7.125% Due 2/15/03
Book Entry Only-Non Callable      					   	205,000      222,590     231,648

Illinois Health Facs Auth Rev
DTD 1/01/90 9.50% Due 11/15/19
Hinsdale Hosp C-Book Entry Only
Pre-refunded 11/15/00 @ 102.00      				  	495,000	     593,847      562,241

Laredo Texas Ser A MBIA
DTD 11/01/94 8.625% Due 8/15/03
Book Entry Only-Non Callable    	  					   295,000	     337,690      355,357

Massachusetts St. Health & EDL FALS
Auth Rev
Salem Hosp Ser B-Book Entry Only
Pre-refunded 7/1/99 @102
DTD 1/01/89 8.15% Due 7/01/14	  				    	 	195,000	     199,291      205,510

Massachusetts St. Health & EDL FALS
Auth Rev
DTD 5/01/90 7.5%-Book Entry Only
Only Subj to Spec Redmpt DTD 5/01/90 7.5%
Due 7/01/10 Pre-refunded
7/01/00 @ 102.00                           130,000      142,567      140,872

Municipal Assisstance Corp. for City
New York NY RFDG-Ser L- Book Entry
DTD 6/15/97 6.00% Due 7/1/04
Non Callable                               200,000      217,325      220,738

Nassau Cnty NY Rfdg-Comb Swr Dists
Ser F-MBIA Book Entry Only
DTD 6/10/93 5.30% Due 7/1/06
Non Callable                               250,000      271,135      269,727

Nebo Utah School Dist FGIC
DTD 6/15/94 9.75% Due 6/15/01
Book Entry Only-Non Callable        				  	210,000      230,067      241,477

New York St Twy Auth Svc Contract
Rev Loc Hwy & Brdg
Book Entry Only
DTD 9/15/93 4.60% Due 4/01/99
Non Callable                               150,000      150,196      151,019

New York New York Ser A-1
DTD 8/14/95 5.50% due 8/01/01
Book Entry Only-Escrowed to Maty-OID			     15,000	      15,176       15,522

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Non Callable-OID     				   85,000       86,007       87,539

New York, New York Ser B
DTD 8/14/95 5.3% Due 8/15/00
Book Entry Only-Non Callable	    	      				50,000	      50,105       51,066

New York NY Ser G
DTD 1/09/96 5.10% Due 2/01/00
Book Entry Only-Non Callable-OID 						    190,000      190,226      193,737

New York NY Ser G
DTD 1/09/96 5.10% Due 2/01/00
Escrowed to MATY                            10,000       10,012       10,207

                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1998



                                         	PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	 						            	AMOUNT  	   	COST  		    	VALUE

ISSUE

New York St Crossover RFDG
DTD 07/15/92 7.50% Due 11/15/01
Book Entry Only-Non Callable               245,000      266,648      271,396

New York St. Crossover RFDG
DTD 7/15/92 7.00% Due 11/15/02
Non Callable-Book Entry Only               175,000      193,815      195,585

New York St. Loc Gov't assist
Ser D MBIA IBC MBIA IND 0BD CTF OID
DTD 12/1/91 7.00% Due 4/1/18
Prerefunded 4/1/02 @ 102                   110,000      123,559      122,296

New York St Local Gov't Assist
DTD 2/01/91 7.00% Due 4/01/16
Ser A-MBIA-IBC O.I.D.
Prerefunded 4/01/01 @ 102.00               100,000      109,948      109,240

New York St Twy Auth
Hwy & Brdg TR FD
Ser A MBIA Book Entry Only
DTD 7/1/95 6.25% Due 4/01/04               250,000	  	  276,335  		 277,410

New York NY
Ser A Book Entry Only
DTD 8/15/91 7.750% Due 8/15/05
Prerefunded 8/15/01 @ 101.50               100,000      111,589     112,264




                                    -12-
                                                       STUART M. FRIED, CPA




                           KALA INVESTMENT CORP.
                       NOTES TO FINANCIAL STATEMENTS
                            OCTOBER 31, 1998


                                           PRINCIPAL   AMORTIZED     MARKET
MUNICIPAL BONDS (99%)                       AMOUNT       COST        VALUE

ISSUE

New York NY Ser B Book Entry O.I.D.
DTD 10/29/92 7.00% Due 10/01/14
Prerefunded 10/01/02 @ 101.5                245,000      273,671     277,181

New York NY Ser B Book Entry O.I.D.
DTD 10/29/92 6.75% Due 10/01/15
Prerefunded 10/1/02 @ 101.5                 235,000      259,623     263,834

New York NY Ser F Book Entry O.I.D.
DTD 05/15/91 8.25% Due 11/15/16
Prerefunded 11/15/01  @ 101.5               100,000      112,666     114,580

New York St Dorm Auth Revs St
Univ EDL FACS-A-MBIA-IBC MBIA-
INSD BD CTF-O-O.I.D.
DTD 12/1/91 6.75% Due 5/15/21
Prerefunded 5/15/02 @ 102                   190,000      208,374     212,471

Puerto Rico Commonwealth RFDG Impt
DTD 7/01/93 4.90% Due 7/1/00
Book Entry Only-Non Callable-OID    		      200,000 	    200,135     204,460

Puerto Rico Hsg Bk & Fin Agy RFDG
DTD 9/01/93 4.50% Due 12/01/98
Cmwlth Appr Subsidy Prepay - Singl Fam
Book Entry Only-Non Callable-OID    								135,000      135,004     135,063




                            								-13-

                                                       STUART M. FRIED, CPA




                            KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                              OCTOBER 31, 1998





                                          PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	             							AMOUNT  	   	COST  			    VALUE

ISSUE

San Antonio Tex RFDG & Gen Impt
DTD 8/01/93 8.00% Due 8/01/02
Book Entry Only- Non Callable 	         				300,000	     332,349     344,220

South Dakota St Hlth & Edl Fac Auth Rev
Sioux Vy Hosp MBIA
DTD 1/15/89 7.625% Due 11/01/13
Pre-refunded 11/01/98 @ 102.00           			130,000	     130,000 	   132,616
                                         ----------   ----------   ---------



Total Investment  - 94.7%			 	         		$6,625,000   $7,181,921   7,291,343
						                           	 						==========   ==========


Other Assets Less Liabilities - 5.3% 			     						                 	408,023
                                                 																	----------

Net Assets - 100%		 													                                 $7,699,366
 	                                            																		  ==========


Net Asset Value Per Share													                            $   287.05
                                             																			  ==========


Outstanding shares at October 31, 1998          				               			26,822
                                              																			 ==========







                          												-14-